MAINSTAY FUNDS TRUST

MainStay MacKay S&P 500 Index Fund
(the “Fund”)

Supplement dated March 19, 2020 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus. The information in this Supplement supersedes any conflicting information in the Summary Prospectus and Prospectus.

The following changes are effective April 20, 2020:

1.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Fee and Expenses of the Fund

	Class A	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	1.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None
Other Expenses	0.13%	0.48%	0.13%
Total Annual Fund Operating Expenses	0.54%	0.89%	0.29%
1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

Expenses After	Class A	Investor	Class I
Class
1 Year	$ 204	$ 239	$ 30
3 Years	$ 321	$ 430	$ 93
5 Years	$ 447	$ 636	$ 163
10 Years	$ 817	$ 1,230	$ 368

2.	In the section of the Prospectus entitled “Shareholder Guide,” the subsection entitled “Information on Sales Charges: Investor Class Shares and Class A Shares” is revised to replace the second table and footnotes with the following:

MainStay MacKay S&P 500 Index Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	1.50%	1.52%	1.25%
$50,000 to $99,999	1.25%	1.27%	1.00%
$100,000 to $249,999	1.00%	1.01%	0.75%
$250,000 to $499,999	0.75%	0.76%	0.50%
$500,000 to $999,999	0.50%	0.50%	0.25%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY FUNDS TRUST

MainStay MacKay S&P 500 Index Fund
(the “Fund”)

Supplement dated March 19, 2020 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus. The information in this Supplement supersedes any conflicting information in the Summary Prospectus and Prospectus.

The following changes are effective April 20, 2020:

1.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Fee and Expenses of the Fund

	Class A	Investor Class	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	1.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.16%	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses	0.13%	0.48%	0.13%	0.04%
Total Annual Fund Operating Expenses	0.54%	0.89%	0.29%	0.20%
1.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
2.	The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

Expenses After	Class A	Investor	Class I	Class R6
Class
1 Year	$ 204	$ 239	$ 30	$ 20
3 Years	$ 321	$ 430	$ 93	$ 64
5 Years	$ 447	$ 636	$ 163	$ 113
10 Years	$ 817	$ 1,230	$ 368	$ 255

2.	In the section of the Prospectus entitled “Shareholder Guide,” the subsection entitled “Information on Sales Charges: Investor Class Shares and Class A Shares” is revised to replace the second table and footnotes with the following:

MainStay MacKay S&P 500 Index Fund

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	1.50%	1.52%	1.25%
$50,000 to $99,999	1.25%	1.27%	1.00%
$100,000 to $249,999	1.00%	1.01%	0.75%
$250,000 to $499,999	0.75%	0.76%	0.50%
$500,000 to $999,999	0.50%	0.50%	0.25%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.